Form N-1A Cover	Mar. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Document Period End Date	Mar. 05, 2025
Prospectus Date	Oct. 28, 2024
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus and Statutory Prospectus,

each dated October 28, 2024

Effective immediately, the section of the Summary Prospectus and Statutory Prospectus titled “Fees and Expenses of the Fund” is amended and restated in its entirety as follows: